                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-PX

                 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-07255

Exact name of registrant as specified in charter:                      Oppenheimer International Bond Fund

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Robert G. Zack, Executive Vice
                                                                       President and General Counsel
                                                                       OppenheimerFunds, Inc.
                                                                       Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               9/30

Date of reporting period:                                              07/01/2007-06/30/2008

Item 1.           Proxy Voting Record

====================== OPPENHEIMER INTERNATIONAL BOND FUND =====================

Societe des Autoroutes Paris-Rhin-Rhone

Ticker:                      Security ID:  FR0006807004
Meeting Date: JUN 20, 2008   Meeting Type: Annual/Special
Record Date:  JUN 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Financial Statements and          For       For        Management
      Statutory Reports
2     Approve Consolidated Financial Statements For       For        Management
      and Discharge Directors
3     Approve Allocation of Income and          For       For        Management
      Dividends of EUR 2.94 per Share
4     Approve Special Auditors' Report          For       Against    Management
      Regarding Related-Party Transactions
5     Ratify Appointment of Ross McInnes as     For       Against    Management
      Director
6     Ratify Appointment of John Hugues as      For       Against    Management
      Director
7     Ratify Appointment of Jean-Francois       For       Against    Management
      Roverato as Director
8     Ratify Appointment of Philippe Delmotte   For       Against    Management
      as Director
9     Reelect Bruno Angles as Director          For       Against    Management
10    Reelect Gerard Bailly as Director         For       Against    Management
11    Reelect Philippe Delmotte as Director     For       Against    Management
12    Reelect Louis de Broissia as Director     For       Against    Management
13    Reelect Robert Galley as Director         For       Against    Management
14    Reelect David Harrison as Director        For       Against    Management
15    Reelect John Hugues as Director           For       Against    Management
16    Reelect Guy Lacroix as Director           For       Against    Management
17    Reelect Ross McInnes as Director          For       Against    Management
18    Reelect Max Roche as Director             For       Against    Management
19    Reelect Jean-Francois Roverato as         For       Against    Management
      Director
20    Elect Arnaud Montebourg as Director       For       Against    Management
21    Approve Employee Stock Purchase Plan      For       Against    Management
22    Authorize Filing of Required              For       For        Management
      Documents/Other Formalities

                                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer International Bond Fund

By (Signature and Title)*: John V. Murphy
                                    John V. Murphy, President and Principal Executive Officer

Date:    August 15, 2008

*By:     /s/ Randy Legg
         Randy Legg, Attorney in Fact